UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          S & E Partners, L.P.
Address:       660 Madison Avenue, 20th Floor
               New York, NY 10021

Form 13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Craig Effron
Title:         President
Phone:         212-355-5600

Signature, Place, and Date of Signing:

/s/ Craig Effron                    New York, NY                    11/13/03
----------------                    ------------                    --------
   [Signature]                      [City, State]                   [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         83
Form 13F Information Table Value Total:         305,924
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.        Form 13F File Number                    Name
     ---        --------------------                    ----

     01             28- 04329                       Scoggin LLC



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Quarter Ended 9/30/03
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                                                             Form 13F Information Table

     Column 1                   Column 2   Column 3    Column 4  Column 5    Column 6    Column 7                        Column 8
                                Title of    Cusip       Value     SHRS or    SH/ Put/   Investment     Other        Voting Authority
  Name of Issuer                 Class                 (x1000)   PRN AMT    PRN Call    Discretion   Managers   Sole   Shared  None
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Abitibi Consolidated Inc        common    003924107       875    125,000.00   SH       Sole                       Sole
Abitibi Consolidated Inc        common    003924107     1,033    147,500.00   SH     Defined            01        Sole
Acclaim Entertainment Inc       common    004325205        90    200,000.00   SH       Sole                       Sole
Acclaim Entertainment Inc       common    004325205        90    200,000.00   SH     Defined            01        Sole
Advanced Medical Optics, Inc.   common    00763M108     7,468    415,800.00   SH       Sole                       Sole
Advanced Medical Optics, Inc.   common    00763M108     9,111    507,300.00   SH     Defined            01        Sole
Alcan Inc.                      common    013716105     1,913     50,000.00   SH       Sole                       Sole
Alcan Inc.                      common    013716105     2,296     60,000.00   SH     Defined            01        Sole
Alcan Inc.                      common    013716105     3,826    100,000.00  Call      Sole                       Sole
Alcan Inc.                      common    013716105       600    120,000.00  Call    Defined            01        Sole
Allstream Inc                   common    02004C204     2,721     70,000.00   SH       Sole                       Sole
Allstream Inc                   common    02004C204     3,518     90,500.00   SH     Defined            01        Sole
Altria Group, Inc.              common    02209S103     4,380    100,000.00   SH       Sole                       Sole
Altria Group, Inc.              common    02209S103     5,475    125,000.00   SH     Defined            01        Sole
Anadarko Petroleum Corp         common    032511107     2,088     50,000.00  Call      Sole                       Sole
Anadarko Petroleum Corp         common    032511107     2,506     60,000.00  Call    Defined            01        Sole
AOL Time Warner Inc.            common    00184A105     3,022    200,000.00  Call      Sole                       Sole
AOL Time Warner Inc.            common    00184A105     3,626    240,000.00  Call    Defined            01        Sole
Aviall, Inc                     common    05366B102     1,238    100,000.00   SH       Sole                       Sole
Aviall, Inc                     common    05366B102     1,238    100,000.00   SH     Defined            01        Sole
Boise Cascade Corporation       common    097383103     3,450    125,000.00   SH       Sole                       Sole
Boise Cascade Corporation       common    097383103     4,140    150,000.00   SH     Defined            01        Sole
Bosie Cascade Corporation       common    097383103     2,760    100,000.00  Call      Sole                       Sole
Bosie Cascade Corporation       common    097383103       444    120,000.00  Call    Defined            01        Sole
Bowater Incorporated            common    102183100     2,103     50,000.00  Call      Sole                       Sole
Bowater Incorporated            common    102183100     2,839     67,500.00  Call    Defined            01        Sole
Cavco Ind.                      common    149568107     2,189    106,250.00   SH       Sole                       Sole
Cavco Ind.                      common    149568107     2,805    136,150.00   SH     Defined            01        Sole
Ciena Corp                      common    171779101     4,191    710,400.00   SH       Sole                       Sole
Conseco Inc.                    common    208464883     2,258    125,000.00   SH       Sole                       Sole
Conseco Inc.                    common    208464883     2,709    150,000.00   SH     Defined            01        Sole
Consel Energy                   common    20854P109     2,940    165,000.00   SH       Sole                       Sole
Consel Energy                   common    20854P109     2,940    165,000.00   SH     Defined            01        Sole
Dade Intl                       common    23342J206     6,600    300,000.00   SH       Sole                       Sole
Dade Intl                       common    23342J206    11,275    512,500.00   SH     Defined            01        Sole
Devon Energy Corp               common    25179M103     2,494     51,750.00   SH       Sole                       Sole
Edison International            common    281020107     6,685    350,000.00   SH       Sole                       Sole
Edison International            common    281020107     8,977    470,000.00   SH     Defined            01        Sole
Gemstar - TV Guide Int'l Inc    common    36866W106     2,365    500,000.00   SH       Sole                       Sole
Gem Star - TV Guide Int'l Inc   common    36866W106     2,838    600,000.00   SH     Defined            01        Sole
Gillette Company                common    375766102    10,394    325,000.00  Call      Sole                       Sole
Gillette Company                common    375766102    12,152    380,000.00  Call    Defined            01        Sole
Halliburton Company             common    406216101     7,275    300,000.00  Call      Sole                       Sole
Halliburton Company             common    406216101    10,670    440,000.00  Call    Defined            01        Sole
HSBC Holdings                   common    404280406     3,531     53,499.00   SH       Sole                       Sole
Hudson Highland Group           common    443792106     6,634    345,000.00   SH       Sole                       Sole
Hudson Highland Group           common    443792106     8,557    445,000.00   SH     Defined            01        Sole
Information Resources           common    456905108       746    162,500.00   SH       Sole                       Sole
Information Resources           common    456905108       902    196,500.00   SH     Defined            01        Sole
John Hancock Financial Services common    41014S106     2,535     75,000.00   SH       Sole                       Sole
John Hancock Financial Services common    41014S106     3,042     90,000.00   SH     Defined            01        Sole
Magna International Inc.        common    559222401     7,937    110,000.00   SH       Sole                       Sole
Magna International Inc.        common    559222401     9,726    134,800.00   SH     Defined            01        Sole
Magna International Inc.        common    559222401       902     12,500.00  Call      Sole                       Sole
Magna International Inc.        common    559222401       902     12,500.00  Call    Defined            01        Sole
McLeod USA Inc Cl A             common    582266706        27     19,513.00   SH       Sole                       Sole
Medalian Corp                   common    583928106       501     79,500.00   SH       Sole                       Sole
Medalian Corp                   common    583928106       660    104,700.00   SH     Defined            01        Sole
NorthWestern Corporation        common    668074107       118    392,500.00   SH       Sole                       Sole
NorthWestern Corporation        common    668074107       210    699,600.00   SH     Defined            01        Sole
Overture Services Inc.          common    69039R100     2,633    100,000.00   SH       Sole                       Sole



Overture Services Inc.          common    69039R100     3,160    120,000.00   SH     Defined            01        Sole
PeopleSoft, Inc.                common    712713106     1,816     99,899.00   SH       Sole                       Sole
PeopleSoft, Inc.                common    712713106     1,827    100,000.00  Call      Sole                       Sole
PeopleSoft, Inc.                common    712713106     2,192    120,000.00  Call    Defined            01        Sole
Pfizer Inc                      common    717081103    12,843    422,730.00   SH       Sole                       Sole
PG&E Corporation                common    69331C108     8,365    350,000.00   SH       Sole                       Sole
PG&E Corporation                common    69331C108     9,907    414,500.00   SH     Defined            01        Sole
PG&E Corporation                common    69331C108     4,780    200,000.00   Put      Sole                       Sole
PG&E Corporation                common    69331C108     5,736    240,000.00   Put    Defined            01        Sole
PG&E Corporation                common    69331C108     4,780    200,000.00  Call      Sole                       Sole
PG&E Corporation                common    69331C108     9,082    380,000.00  Call    Defined            01        Sole
Texas Genco  Holdings Inc.      common    882443104     4,433    186,250.00   SH       Sole                       Sole
Texas Genco  Holdings Inc.      common    882443104     5,623    236,250.00   SH     Defined            01        Sole
The Finish Line, Inc.           common    317923100       658     25,000.00   SH       Sole                       Sole
The Finish Line, Inc.           common    317923100       789     30,000.00   SH     Defined            01        Sole
Tyco International Ltd.         common    902124106     1,022     50,000.00   SH       Sole                       Sole
Tyco International Ltd.         common    902124106     1,124     55,000.00   SH     Defined            01        Sole
Tyco International Ltd.         common    902124106     1,022     50,000.00  Call      Sole                       Sole
Tyco International Ltd.         common    902124106     1,226     60,000.00  Call    Defined            01        Sole
Unifi Inc                       common    904677101       120     25,000.00   SH       Sole                       Sole
Unifi Inc                       common    904677101       144     30,100.00   SH     Defined            01        Sole
Univision Communications        common    914906102     1,111     34,800.00   SH       Sole                       Sole

                                                      305,924
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